Organization and Principal Activities - Summary of Group's Major Direct and Indirect Subsidiaries of Investments (Details)	12 Months Ended
Dec. 31, 2021
Organization And Principal Activities [Line Items]
Entity incorporation date	Oct. 18, 2017
Entity Incorporation, State or Country Code	E9
GreenTree Inns Hotel (Shanghai) Management, Inc.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Nov. 30, 2004
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (China) Management, Inc.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Jun. 30, 2005
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Jiangpu Hotel (Shanghai) Company Limited
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Aug. 09, 2005
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Hexie (Changzhou) Hotel Management Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Sep. 14, 2006
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Jiangsu) Management, Inc.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Jan. 30, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Changning) Management, Inc.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Jan. 30, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Tianjin) Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Aug. 02, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Zhejiang) Management, Inc
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Aug. 13, 2007
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Inns Hotel (Beijing) Management, Inc.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Mar. 17, 2008
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 16, 2009
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Jinan Dongrunbao Inns Management Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Apr. 22, 2009
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Suites
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Jun. 30, 2009
Entity Incorporation, State or Country Code	E9
Major Operation	Investment holding
PHI
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Jun. 30, 2009
Entity Incorporation, State or Country Code	Y0
Major Operation	Investment holding
GreenTree Inns Hotel Management Group, Inc.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Oct. 28, 2010
Entity Incorporation, State or Country Code	Y0
Major Operation	Investment holding
GreenTree Hotels (Hong Kong), Limited.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 17, 2011
Entity Incorporation, State or Country Code	K3
Major Operation	Investment holding
Shanghai Evergreen Technology Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Oct. 20, 2011
Entity Incorporation, State or Country Code	F4
Major Operation	Information technology services
Shanghai Beifu Industrial Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 25, 2014
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shenzhen Gegao Investment Management Co., Ltd
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	May 07, 2015
Entity Incorporation, State or Country Code	F4
Major Operation	Investment holding
Yancheng Ruixin Hotel Management Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	70.00%
Entity incorporation date	Jun. 05, 2015
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shanghai Jingjia Hotel Co., Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 15, 2017
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shanghai Wumian Hotel Management Co,.Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	66.70%
Entity incorporation date	Jan. 16, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Ze Xin
Organization And Principal Activities [Line Items]
Percentage of Ownership	51.00%
Entity incorporation date	Jul. 01, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Foshan Baiqinghui Hotel Management Co,.Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	70.00%
Entity incorporation date	Aug. 31, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
GreenTree Hotel (Xuzhou) Co.Ltd.
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Feb. 05, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel property
Banyan Hotel (Xuzhou) Co.Ltd
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	May 03, 2018
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel property
Suzhou Ganglongkaiyuan Hotel Management Co., Ltd
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	May 31, 2019
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel property
Argyle Beijing
Organization And Principal Activities [Line Items]
Percentage of Ownership	60.00%
Entity incorporation date	Apr. 01, 2019
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shandong Xinghui
Organization And Principal Activities [Line Items]
Percentage of Ownership	70.00%
Entity incorporation date	Nov. 30, 2019
Entity Incorporation, State or Country Code	F4
Major Operation	Hotel management
Shanghai Sipei Technology Co., Ltd. ("Shanghai Sipei")
Organization And Principal Activities [Line Items]
Percentage of Ownership	100.00%
Entity incorporation date	Oct. 20, 2011
Entity Incorporation, State or Country Code	F4
Major Operation	Information technology services